Borrowings and financial liabilities - Sensitivity Analysis 1 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings and financial liabilities
Fair value of the convertible notes	€ (14,961)	€ 23,485
Volatility
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	5.00%
Percentage of decrease in unobservable input, liabilities	5.00%
Credit spread
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	5.00%
Percentage of decrease in unobservable input, liabilities	5.00%
Risk-free rate
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	1.00%
Percentage of decrease in unobservable input, liabilities	1.00%
Conversion Price
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	5.00%
Percentage of decrease in unobservable input, liabilities	5.00%
Convertible bonds
Borrowings and financial liabilities
Fair value of the convertible notes	€ 1,937
Convertible bonds | Credit spread
Borrowings and financial liabilities
Increase in unobservable input, liabilities	(89)
Decrease in unobservable input, liabilities	98
Convertible bonds | Risk-free rate
Borrowings and financial liabilities
Increase in unobservable input, liabilities	(23)
Decrease in unobservable input, liabilities	23
Non-convertible bonds
Borrowings and financial liabilities
Fair value of the convertible notes	1,682
Non-convertible bonds | Credit spread
Borrowings and financial liabilities
Increase in unobservable input, liabilities	(41)
Decrease in unobservable input, liabilities	44
Non-convertible bonds | Risk-free rate
Borrowings and financial liabilities
Increase in unobservable input, liabilities	(10)
Decrease in unobservable input, liabilities	10
Derivative Instruments
Borrowings and financial liabilities
Fair value of the convertible notes	€ 1